Note 1 - Organization and Basis of Presentation: Going Concern (Details) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Details
Net Income (Loss) Attributable to Parent	$ (650,067)	$ 344,614	$ (1,476,489)	$ 91,476
Development Stage Enterprise, Deficit Accumulated During Development Stage	$ 7,742,520		$ 7,742,520